TRADE AND OTHER RECEIVABLE (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 127.9	R 174.1	R 154.7
Interest receivable	8.9	8.5	6.6
Financial assets	6,317.3	5,626.0	5,127.8
Prepayments	296.9	245.0	298.1
Value added tax receivables	218.8	326.6	322.0
Total trade and other receivables	6,833.0	6,197.6	5,747.9
Impairments	3,041.4	4,411.0	1,381.1
Gold Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	433.8	499.6	658.1
PGM Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	5,310.1	4,512.4	4,001.9
Trade receivables	1,523.6
Contract receivables	3,786.5
Other Than Gold And PGM Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	436.6	431.4	306.5
Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairments	0.0
Trade receivables | Financial instruments credit-impaired [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	15.8	5.7	2.6
Trade receivables | Financial instruments not credit-impaired [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	R 28.4	R 9.0	R 11.7